STATEMENT OF INVESTMENTS
BNY Mellon Active Midcap Fund

March 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.8%
Automobiles & Components - .8%
BorgWarner	24,200		1,121,912
The Goodyear Tire & Rubber Company	59,350	[a]	1,042,780
Thor Industries	9,800		1,320,452
			3,485,144
Banks - 2.8%
Associated Banc-Corp	180,780		3,857,845
KeyCorp	22,380		447,152
MGIC Investment	59,540		824,629
New York Community Bancorp	109,760		1,385,171
Regions Financial	171,760		3,548,562
Western Alliance Bancorp	31,120		2,938,973
			13,002,332
Capital Goods - 8.8%
A.O. Smith	15,660		1,058,773
AGCO	19,520		2,804,048
Dover	11,500		1,576,995
EMCOR Group	12,700		1,424,432
Fastenal	46,040		2,314,891
Fortive	32,410		2,289,442
Fortune Brands Home & Security	26,570		2,545,937
Generac Holdings	6,760	[a]	2,213,562
Hubbell	6,880		1,285,803
Lennox International	5,910		1,841,497
Masco	38,310		2,294,769
Parker-Hannifin	21,820		6,882,683
Pentair	21,250		1,324,300
Rockwell Automation	1,850		491,064
Simpson Manufacturing	7,130		739,595
Stanley Black & Decker	19,260		3,845,644
The Middleby	6,910	[a]	1,145,333
Trane Technologies	9,520		1,576,131
United Rentals	3,320	[a]	1,093,309
W.W. Grainger	4,570		1,832,250
			40,580,458
Commercial & Professional Services - 1.4%
CACI International, Cl. A	5,060	[a]	1,248,100
Cintas	6,640		2,266,298
Clean Harbors	12,940	[a]	1,087,736
CoreLogic	3,770		298,773

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Commercial & Professional Services - 1.4% (continued)
Republic Services	7,650		760,028
Tetra Tech	5,370		728,816
TransUnion	2,620		235,800
			6,625,551
Consumer Durables & Apparel - 4.4%
Brunswick	14,370		1,370,467
D.R. Horton	7,960		709,395
Deckers Outdoor	9,090	[a]	3,003,518
Hanesbrands	54,270		1,067,491
Lululemon Athletica	2,720	[a]	834,251
Mohawk Industries	7,140	[a]	1,373,093
NVR	240	[a]	1,130,623
Peloton Interactive, Cl. A	14,280	[a]	1,605,643
Polaris	7,590		1,013,265
PulteGroup	45,620		2,392,313
PVH	15,760	[a]	1,665,832
Tempur Sealy International	45,260		1,654,706
Tri Pointe Homes	39,050	[a]	795,058
Whirlpool	7,310		1,610,758
			20,226,413
Consumer Services - 1.9%
Chipotle Mexican Grill	1,600	[a]	2,273,312
Domino's Pizza	3,890		1,430,703
Penn National Gaming	10,170	[a]	1,066,223
Planet Fitness, Cl. A	9,320	[a]	720,436
Royal Caribbean Cruises	13,040	[a]	1,116,354
Service Corp. International	39,930		2,038,426
			8,645,454
Diversified Financials - 5.3%
Ameriprise Financial	5,880		1,366,806
Credit Acceptance	2,310	[a]	832,131
Discover Financial Services	24,530		2,330,105
FactSet Research Systems	7,680		2,369,971
LPL Financial Holdings	13,515		1,921,292
MSCI	4,590		1,924,495
OneMain Holdings	24,610		1,322,049
Raymond James Financial	9,570		1,172,899
SEI Investments	34,675	[a]	2,112,748
State Street	19,040		1,599,550
Synchrony Financial	93,740		3,811,468
T. Rowe Price Group	20,490		3,516,084
			24,279,598
Energy - 3.3%
Devon Energy	100,550		2,197,017

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Energy - 3.3% (continued)
Halliburton	83,540		1,792,768
Marathon Oil	222,590		2,377,261
Marathon Petroleum	27,890		1,491,836
Murphy Oil	121,580		1,995,128
Pioneer Natural Resources	9,270		1,472,261
The Williams Companies	157,560		3,732,596
			15,058,867
Food & Staples Retailing - .4%
The Kroger Company	47,150		1,696,928
Food, Beverage & Tobacco - 1.6%
Conagra Brands	57,150		2,148,840
Kellogg	28,300		1,791,390
McCormick & Co.	12,100	[a]	1,078,836
The Hain Celestial Group	27,110	[a]	1,181,996
Tyson Foods, Cl. A	13,570		1,008,251
			7,209,313
Health Care Equipment & Services - 7.6%
ABIOMED	2,170	[a]	691,644
Acadia Healthcare	17,400	[a]	994,236
Align Technology	4,800	[a]	2,599,344
Amedisys	4,630	[a]	1,225,978
AmerisourceBergen	12,190		1,439,273
Cerner	20,440		1,469,227
Chemed	2,700		1,241,514
DaVita	9,640	[a]	1,038,903
Hologic	30,350	[a]	2,257,433
IDEXX Laboratories	8,270	[a]	4,046,594
McKesson	12,290		2,397,042
Novocure	7,870	[a]	1,040,257
ResMed	13,280		2,576,586
Steris	24,410		4,649,617
Teladoc Health	8,520	[a]	1,548,510
Veeva Systems, Cl. A	9,270	[a]	2,421,695
West Pharmaceutical Services	11,790		3,322,186
			34,960,039
Household & Personal Products - 1.2%
Nu Skin Enterprises, Cl. A	14,560		770,078
The Clorox Company	25,580		4,933,870
			5,703,948
Insurance - 4.1%
Arch Capital Group	48,890	[a]	1,875,909
Brown & Brown	48,160		2,201,394
Everest Re Group	7,530		1,866,009
Fidelity National Financial	21,760		884,762

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Insurance - 4.1% (continued)
First American Financial	19,630		1,112,040
Globe Life	27,335		2,641,381
Markel	1,510	[a]	1,720,826
Primerica	19,260		2,847,013
The Hanover Insurance Group	13,680		1,771,013
Unum Group	65,360		1,818,969
			18,739,316
Materials - 4.6%
Ashland Global Holdings	28,130		2,497,100
Corteva	19,240		896,969
Crown Holdings	33,200		3,221,728
Eagle Materials	9,650	[a]	1,297,056
Eastman Chemical	13,780		1,517,454
Freeport-McMoRan	38,240		1,259,243
Minerals Technologies	19,400		1,461,208
Nucor	31,250		2,508,437
RPM International	27,520		2,527,712
Silgan Holdings	46,180		1,940,945
The Mosaic Company	60,960		1,926,946
			21,054,798
Media & Entertainment - 5.8%
Discovery, Cl. A	28,360	[a]	1,232,526
DISH Network, Cl. A	37,180	[a]	1,345,916
Fox, Cl. A	64,080		2,313,929
Match Group	6,625	[a]	910,143
News Corporation, Cl. A	64,830		1,648,627
Omnicom Group	27,630		2,048,764
Pinterest, Cl. A	31,690	[a]	2,346,011
Roku	4,810	[a]	1,566,954
Sirius XM Holdings	281,540		1,714,579
Spotify Technology	7,680	[a]	2,057,856
Take-Two Interactive Software	18,090	[a]	3,196,503
The Interpublic Group of Companies	97,430		2,844,956
The New York Times Company, Cl. A	31,950		1,617,309
Zillow Group, Cl. C	15,790	[a]	2,047,016
			26,891,089
Pharmaceuticals Biotechnology & Life Sciences - 6.1%
Agilent Technologies	33,800		4,297,332
Alexion Pharmaceuticals	9,660	[a]	1,477,111
Avantor	41,120	[a]	1,189,602
Bio-Rad Laboratories, Cl. A	3,420	[a]	1,953,401
Catalent	15,030	[a]	1,582,809
Charles River Laboratories International	4,030	[a]	1,168,015
IQVIA Holdings	12,700	[a]	2,452,878

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 6.1% (continued)
Jazz Pharmaceuticals	8,160	[a]	1,341,259
Mettler-Toledo International	3,045	[a]	3,519,077
Moderna	22,880	[a]	2,996,136
PerkinElmer	16,040		2,057,772
PRA Health Sciences	7,760	[a]	1,189,841
Repligen	4,640	[a]	902,062
Royalty Pharma, CI. A	15,790		688,760
Seagen	9,220	[a]	1,280,289
			28,096,344
Real Estate - 7.6%
Boston Properties	17,360	[b]	1,757,874
Brandywine Realty Trust	281,520	[b]	3,634,423
Corporate Office Properties Trust	53,140	[b]	1,399,176
CubeSmart	34,570	[b]	1,307,783
Equity Lifestyle Properties	29,530	[b]	1,879,289
Extra Space Storage	18,250	[b]	2,419,037
First Industrial Realty Trust	112,690	[b]	5,160,075
Gaming & Leisure Properties	28,183	[b]	1,195,805
Healthcare Realty Trust	46,480	[b]	1,409,274
Lamar Advertising, Cl. A	32,230	[b]	3,027,042
Mid-America Apartment Communities	41,820	[b]	6,037,135
Omega Healthcare Investors	27,010	[b]	989,376
PS Business Parks	8,030	[b]	1,241,277
Simon Property Group	13,770	[b]	1,566,613
Weyerhaeuser	51,980	[b]	1,850,488
			34,874,667
Retailing - 4.6%
AutoZone	2,630	[a]	3,693,309
Best Buy	9,355		1,074,048
Dick's Sporting Goods	14,150		1,077,523
Dollar Tree	13,870	[a]	1,587,560
Etsy	10,180	[a]	2,053,001
Foot Locker	20,950		1,178,437
Kohl's	26,620		1,586,818
LKQ	38,720	[a]	1,639,018
O'Reilly Automotive	3,910	[a]	1,983,347
Tractor Supply	9,860		1,746,009
Wayfair, Cl. A	4,980	[a]	1,567,455
Williams-Sonoma	11,210		2,008,832
			21,195,357
Semiconductors & Semiconductor Equipment - 4.6%
Enphase Energy	8,660	[a]	1,404,306
First Solar	10,890	[a]	950,697

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Semiconductors & Semiconductor Equipment - 4.6% (continued)
KLA	12,110		4,001,144
Marvell Technology Group	40,430		1,980,261
Microchip Technology	16,990		2,637,188
Monolithic Power Systems	5,720		2,020,361
Qorvo	14,330	[a]	2,618,091
Skyworks Solutions	12,890		2,365,057
Teradyne	17,330		2,108,714
Xilinx	8,500		1,053,150
			21,138,969
Software & Services - 10.6%
Cadence Design Systems	45,430	[a]	6,223,456
Citrix Systems	18,060		2,534,902
Crowdstrike Holdings, CI. A	8,170	[a]	1,491,107
Datadog, Cl. A	8,970	[a]	747,560
DocuSign	12,900	[a]	2,611,605
EPAM Systems	3,130	[a]	1,241,640
Fair Isaac	4,740	[a]	2,303,877
FLEETCOR Technologies	11,690	[a]	3,140,285
Fortinet	4,070	[a]	750,589
Gartner	13,040	[a]	2,380,452
HubSpot	2,970	[a]	1,349,004
Jack Henry & Associates	10,290		1,561,199
Manhattan Associates	5,430	[a]	637,373
Medallia	15,810	[a]	440,941
NortonLifeLock	43,370		922,046
Nuance Communications	22,910	[a]	999,792
Okta	3,440	[a]	758,279
Palo Alto Networks	5,760	[a]	1,855,066
Paycom Software	2,670	[a]	988,060
Paylocity Holding	6,360	[a]	1,143,719
PTC	17,500	[a]	2,408,875
Splunk	9,920	[a]	1,343,962
The Trade Desk, Cl. A	3,950	[a]	2,574,057
The Western Union Company	31,760		783,202
Twilio, Cl. A	7,630	[a]	2,599,999
Verisign	13,930	[a]	2,768,727
WEX	9,270	[a]	1,939,469
			48,499,243
Technology Hardware & Equipment - 4.1%
Amphenol, Cl. A	24,120		1,591,196
Arista Networks	3,090	[a]	932,840
Avnet	42,430		1,761,269
CDW	12,265		2,032,924

Description		Shares		Value ($)
Common Stocks - 99.8% (continued)
Technology Hardware & Equipment - 4.1% (continued)
Ciena		26,280	[a]	1,438,042
Corning		87,600		3,811,476
HP		43,000		1,365,250
Keysight Technologies		15,210	[a]	2,181,114
Lumentum Holdings		7,710	[a]	704,309
Motorola Solutions		6,210		1,167,791
Zebra Technologies, Cl. A		3,435	[a]	1,666,593
				18,652,804
Telecommunication Services - .2%
U.S. Cellular		25,290	[a]	922,579
Transportation - 3.0%
Delta Air Lines		54,680	[a]	2,639,950
Expeditors International of Washington		15,030	[a]	1,618,581
Old Dominion Freight Line		26,715		6,422,553
United Airlines Holdings		51,860	[a]	2,984,024
				13,665,108
Utilities - 5.0%
Black Hills		25,270		1,687,278
CMS Energy		56,140		3,436,891
DTE Energy		36,540		4,864,936
IDACORP		17,870		1,786,464
MDU Resources Group		69,090		2,183,935
NRG Energy		38,580		1,455,623
OGE Energy		7,340		237,522
ONE Gas		18,070		1,389,764
PPL		32,700		943,068
Public Service Enterprise Group		74,000		4,455,540
WEC Energy Group		8,040		752,464
				23,193,485
Total Common Stocks (cost $357,730,697)				458,397,804
	1-Day Yield (%)
Investment Companies - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,049,625)	0.06	1,049,625	[c]	1,049,625
Total Investments (cost $358,780,322)		100.0%		459,447,429
Liabilities, Less Cash and Receivables		(.0%)		(10,361)
Net Assets		100.0%		459,437,068

a Non-income producing security.

b Investment in real estate investment trust within the United States.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Active Midcap Fund

March 31, 2021 (Unaudited)

The following is a summary of the inputs used as of March 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	458,397,804	-	-	458,397,804
Investment Companies	1,049,625	-	-	1,049,625

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At March 31, 2021, accumulated net unrealized appreciation on investments was $100,667,107, consisting of $107,392,415 gross unrealized appreciation and $6,725,308 gross unrealized depreciation.

At March 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.